Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurement
Fair Value Measurement
The accounting guidance on fair value measurements establishes a hierarchy with three levels of inputs used to determine fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets and liabilities, are considered to be the most reliable evidence of fair value, and should be used whenever available. Level 2 inputs are observable prices that are not quoted on active exchanges. Level 3 inputs are unobservable inputs employed for measuring the fair value of assets or liabilities.

Assets and liabilities reported at fair value on a recurring basis:

	December 31, 2012
(Millions)	Level 1	Level 2	Level 3	Total
Short-term investments:
Commercial paper and certificates of deposit	$—	$455	$—	$455
Other current assets:
Marketable equity securities	5	—	—	5
Foreign currency contracts(1)	—	3	—	3
Equity forward arrangement(1)	—	130	—	130
Investments:
Marketable equity securities	60	—	—	60
Accounts payable and accrued liabilities:
Foreign currency contracts(1)	—	1	—	1
Other liabilities:
Cross currency swaps(1)	—	95	—	95

(1)	This entire balance is designated as a hedging instrument under GAAP.

	December 31, 2011
(Millions)	Level 1	Level 2	Level 3	Total
Short-term investments:
Commercial paper and restricted cash	$—	$21	$—	$21
Marketable equity securities	4	—	—	4
Other current assets:
Foreign currency contracts(1)	—	1	—	1
Interest rate swaps(1)	—	1	—	1
Equity forward arrangement(1)	—	56	—	56
Investments:
Marketable equity securities	56	—	—	56
Other assets:
Interest rate swaps(1)	—	25	—	25
Accounts payable and accrued liabilities:
Foreign currency contracts(1)	—	6	—	6
Forward starting swaps(1)	—	92	—	92
Natural gas swap contracts(1)	—	9	—	9
Other liabilities:
Cross currency swaps(1)	—	120	—	120
Foreign currency contracts(1)	—	1	—	1

(1)	This entire balance is designated as a hedging instrument under GAAP.
Assets and liabilities reported at fair value on a nonrecurring basis:
As a result of finalizing a restructuring plan, as discussed in Note 7, “Business Restructuring”, long-lived assets with a carrying amount of $10 million were written-down to their fair value of $7 million, resulting in a charge of $3 million, which was included in the business restructuring expense reported in the year-ended December 31, 2012. These long-lived assets were valued using Level 3 inputs.
There were no nonmonetary assets or liabilities written down to fair value on a nonrecurring basis during 2010 or 2011.